ORGANIZATION AND PRINCIPAL ACTIVITIES - Balances of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable interest entity:
Current assets	$ 769,746,032	$ 102,905,779
Total assets	809,059,947	115,215,165
Current liabilities	587,592,526	16,987,261
Total liabilities	594,034,213	16,987,261
Total revenues	58,662,900	33,560,265	$ 16,949,184
Net loss	(5,949,858)	(44,293,555)	(7,927,494)
Net cash (used in)/provided by operating activities	243,309,139	(21,171,600)	(8,510,634)
Net cash used in investing activities	(22,040,111)	(35,124,217)	(3,670,010)
Net cash provided by/(used in) financing activities	114,906,520	79,525,945	14,596,081
VIEs
Variable interest entity:
Current assets	11,412,715	17,648,541
Non-current assets	5,838,056	9,581,582
Total assets	17,250,771	27,230,123
Current liabilities	10,365,633	6,939,074
Non-current liabilities	100,701
Total liabilities	10,466,334	6,939,074
Total revenues	3,089,605	27,536,436	16,949,184
Net loss	(24,539,413)	(4,948,406)	(7,927,494)
Net cash (used in)/provided by operating activities	33,354,051	3,768,318	(8,510,634)
Net cash used in investing activities	$ (726,601)	(2,456,147)	(3,670,010)
Net cash provided by/(used in) financing activities		$ (1,509,434)	$ 14,596,081
Consolidated revenues contributed by VIE	6.00%	82.00%	100.00%
Consolidated total assets contributed by VIE	2.00%	24.00%
Consolidated total liabilities contributed by VIE	2.00%	41.00%